INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2015	2016

Raw materials	$1,498	$983
Work in progress	1,607	772
Finished products	4,774	5,063

	$7,879	$6,818